Transition To IFRS - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transition to IFRS [line items]
Accumulated fair value Property, Plant and Equipment	$ 6,880,487
Property, Plant and Equipment carrying amount	4,832,716
Percentage of Minority interest percentage		6.00%
Purchase of Minority Interests transaction amount		$ 1,364,452
Other shareholders' equity reserves		$ 593,980
Property, plant and equipment [member]
Disclosure of transition to IFRS [line items]
Property, Plant and Equipment carrying amount	4,475,869
Other Non Financial Assets [member]
Disclosure of transition to IFRS [line items]
Property, Plant and Equipment carrying amount	$ 356,847